INCOME TAXES - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income tax expense - current:
Income tax expense - current	$ 4,663	$ 3,597
Under (over) provision of income tax in prior period:
(Over) under provision of income tax in prior years	36	(268)
Income tax expense (benefit) - deferred:
Income tax (benefit) expense - deferred	(683)	(2,564)
Total income tax expense	4,016	765
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	1,730	399
Under (over) provision of income tax in prior period:
(Over) under provision of income tax in prior years		(259)
Income tax expense (benefit) - deferred:
Income tax (benefit) expense - deferred	(1,008)	(3,096)
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Income tax expense - current:
Income tax expense - current	2,096	2,096
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	809	849
Under (over) provision of income tax in prior period:
(Over) under provision of income tax in prior years	40	(4)
Income tax expense (benefit) - deferred:
Income tax (benefit) expense - deferred	(38)	7
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	28	253
Under (over) provision of income tax in prior period:
(Over) under provision of income tax in prior years	(4)	(5)
Income tax expense (benefit) - deferred:
Income tax (benefit) expense - deferred	$ 363	$ 525